UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Investment Trust

Quarterly Portfolio Holdings

3.31.2012

John Hancock Collateral Investment Trust
As of 3-31-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value
Asset Backed Securities 4.6%			$235,819,817

(Cost $235,789,528)

CNH Equipment Trust, Series 2011-B, Class A1
10/12/12	0.384	$18,620,326	18,618,116
CNH Equipment Trust, Series 2011-C, Class A1
01/04/13	0.548	16,037,173	16,057,579
Ford Credit Auto Owner Trust, Series 2012-A, Class A1 (S)
02/15/13	0.449	20,000,478	19,998,090
Honda Auto Receivables Owner Trust, Series 2011-3, Class A1
10/22/12	0.398	8,374,618	8,373,287
Hyundai Auto Receivables Trust, Series 2011-C, Class A1
10/15/12	0.343	10,089,391	10,089,477
Hyundai Auto Receivables Trust, Series 2012-A, Class A1
03/15/13	0.300	50,000,000	49,971,045
Nissan Auto Lease Trust, Series 2011-B, Class A1
10/15/12	0.350	13,224,757	13,224,962
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A1
11/15/12	0.408	31,818,985	31,840,090
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A1
03/15/13	0.359	67,623,800	67,647,171

Commercial Paper 39.2%			$2,009,228,018

(Cost $2,009,258,788)

Abbott Laboratories
04/03/12	0.060	22,000,000	21,999,780
Bank of Nova Scotia
04/02/12 to 04/05/12	0.070 to 0.100	200,000,000	199,998,604
Bank of Tokyo-Mitsubishi UFJ, Ltd.
04/03/12	0.150	150,000,000	149,997,000
Barclays U.S. Funding LLC
04/02/12	0.100	258,000,000	257,999,283
Becton Dickinson and Company
04/26/12	0.100	10,000,000	9,998,400
Caisse Centrale Desjardins du Quebec
04/02/12 to 04/04/12	0.140 to 0.150	92,000,000	91,998,480
Cargill Global Funding
04/03/12 to 04/05/12	0.090 to 0.100	75,000,000	74,998,950
Govco LLC
04/13/12 to 06/25/12	0.280 to 0.400	207,310,000	207,253,144
Johnson & Johnson
04/03/12	0.040	12,985,000	12,984,870
JPMorgan Chase & Company
01/25/13	0.600	15,000,000	14,953,650

1

John Hancock Collateral Investment Trust
As of 3-31-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Jupiter Securitization Company LLC
04/09/12 to 07/06/12	0.130 to 0.230	$253,000,000	$252,892,790
Nestle Capital Corp.
04/02/12	0.010	30,000,000	29,999,992
Novartis Finance Corp.
05/10/12	0.140	36,500,000	36,489,415
Old Line Funding LLC
04/02/12 to 05/21/12	0.200 to 0.250	113,000,000	112,992,680
Procter & Gamble International Funding
04/02/12	0.080	28,000,000	28,000,000
Royal Bank of Canada
04/02/12	0.140	113,000,000	113,000,000
Sigma-Aldrich Corp.
04/04/12 to 04/09/12	0.090 to 0.100	135,000,000	134,997,300
State Street Corp.
05/18/12 to 07/17/12	0.220 to 0.300	100,000,000	99,869,250
Target Corp.
04/02/12	0.120	40,000,000	39,999,600
Toyota Motor Credit Corp.
05/23/12	0.600	24,000,000	23,994,480
Unilever Capital Corp.
01/17/13	0.450	20,000,000	19,949,600
Westpac Banking Corp.
05/21/12	0.450	25,000,000	24,990,750
Westpac Securities NZ, Ltd.
09/14/12	0.470	50,000,000	49,870,000

Corporate Interest-Bearing Obligations 41.9%			$2,142,760,922

(Cost $2,142,233,207)

American Honda Finance Corp. (P)(S)
08/28/12 to 12/07/12	0.711 to 0.897	240,650,000	240,930,475
ANZ National International, Ltd. (S)
12/21/12	2.375	63,671,000	64,395,767
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
01/22/13	2.600	93,840,000	95,005,491
Cargill, Inc. (S)
06/01/12	6.375	8,420,000	8,494,989
Caterpillar Financial Services Corp. (P)
07/24/12	0.722	12,000,000	12,017,760
Caterpillar, Inc. (P)
11/21/12	0.593	32,485,000	32,540,225
General Electric Capital Corp. (P)
04/10/12	0.702	143,368,000	143,380,186
General Electric Capital Corp.
04/10/12 to 10/19/12	5.000 to 6.000	111,680,000	113,537,438

2

John Hancock Collateral Investment Trust
As of 3-31-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

International Business Machines Corp. (P)
06/15/12	0.504	$217,855,000	$218,002,052
John Deere Capital Corp.
10/01/12	5.250	19,930,000	20,417,647
Johnson & Johnson
08/15/12	5.150	3,500,000	3,562,559
JPMorgan Chase & Company (P)
06/25/12	0.599	11,000,000	11,002,222
JPMorgan Chase & Company
10/01/12	5.375	186,642,000	191,048,618
National Australia Bank, Ltd. (P)(S)
01/08/13	1.063	44,350,000	44,426,282
National Australia Bank, Ltd. (S)
11/16/12 to 01/08/13	2.350 to 2.500	2,950,000	2,985,908
PepsiCo, Inc.
05/15/12	5.150	18,417,000	18,513,026
Rabobank Nederland NV (S)
08/17/12	2.650	53,210,000	53,683,197
Rabobank Nederland NV
09/18/12	3.000	11,985,000	12,093,356
Sanofi (P)
03/28/13	0.673	17,269,000	17,332,723
Target Corp. (P)
01/11/13	0.610	15,000,000	15,021,120
The Bank of New York Mellon Corp.
11/01/12	4.950	42,555,000	43,648,195
The Boeing Company
11/20/12	1.875	1,290,000	1,301,687
The Coca-Cola Company (P)
05/15/12	0.553	115,735,000	115,801,200
The Procter & Gamble Company (P)
11/14/12	0.546	9,525,000	9,546,365
Toyota Motor Credit Corp. (P)
10/18/12 to 04/19/13	0.664 to 0.777	216,500,000	216,553,584
US Bank NA (P)
10/26/12	0.779	10,895,000	10,909,469
Wachovia Corp. (P)
04/23/12	0.691	26,530,000	26,538,012
Wells Fargo & Company
10/23/12 to 01/31/13	4.375 to 5.250	219,537,000	226,029,319
Westpac Banking Corp. (P)(S)
11/26/12 to 04/08/13	0.691 to 1.133	117,030,000	117,332,627
Westpac Banking Corp.
11/19/12	2.250	56,110,000	56,709,423

3

John Hancock Collateral Investment Trust
As of 3-31-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

U.S. Government Agency Obligations 6.0%			$308,844,550

(Cost $308,496,360)

Bank of America Corp. (J)(P)
06/22/12	0.674	$41,000,000	41,049,897
Citibank NA(J)(P)
05/07/12 to 11/15/12	0.503 to 0.557	128,445,000	128,581,160
Federal Home Loan Bank (P)
07/02/12	0.185	5,000,000	5,000,180
Federal Home Loan Mortgage Corp. (P)
01/10/13	0.320	23,000,000	23,022,678
JPMorgan Chase & Company (J)(P)
06/15/12 to 12/26/12	0.704 to 0.724	53,000,000	53,124,287
Morgan Stanley (J)(P)
06/20/12	0.824	20,000,000	20,030,620
PNC Funding Corp. (J)(P)
04/02/12	0.781	10,000,000	10,000,000
The Huntington National Bank (J)(P)
06/01/12	0.888	18,000,000	18,024,768
Wells Fargo & Company (J)(P)
06/15/12	0.694	10,000,000	10,010,960

U.S. Government Obligations 1.5%			$74,999,958

(Cost $74,999,958)

U.S. Treasury Bill
04/05/12	0.005	75,000,000	74,999,958

Foreign Government Obligations 1.3%			$65,142,197

(Cost $65,139,816)

Province of Ontario, Canada
07/17/12	5.125	10,833,000	10,977,870
Province of Ontario, Canada
06/01/12	4.950	3,094,000	3,115,293
Province of Ontario, Canada
11/19/12	1.875	50,597,000	51,049,034

Certificate of Deposit 6.8%			$347,846,982

(Cost $347,898,234)

Bank of Nova Scotia (P)
08/22/12 to10/18/12	0.312 to 0.865	36,370,000	36,397,354
Canadian Imperial Bank of Commerce (P)
07/17/12 to 09/04/12	0.680 to 0.767	78,450,000	78,450,278
Deutsche Bank AG (P)
04/03/12	0.443	100,000,000	100,000,000
National Australia Bank (P)
12/06/12	0.636	20,000,000	19,998,600
Royal Bank of Canada (P)
04/05/12	0.325	98,000,000	98,000,000
Westpac Banking Corp. (P)
10/24/12	0.621	15,000,000	15,000,750

4

John Hancock Collateral Investment Trust
As of 3-31-12 (Unaudited)

	Par value	Value
Repurchase Agreement 0.3%		$17,700,000

(Cost $17,700,000)

Repurchase Agreement with State Street Corp. dated 3-30-12 at
0.010% to be repurchased at $17,700,015 on 4-2-12, collateralized by $17,615,000 U.S. Treasury Note, 2.750% due 2-28-13 (valued at
$18,055,375, including interest)	$17,700,000	17,700,000

Total investments (Cost $5,201,515,891)† 101.6%		$5,202,342,444

Other assets and liabilities, net (1.6%)		($80,950,252)

Total net assets 100.0%	$5,121,392,192

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(J)	These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal
Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $647,252,826 or 12.64% of the Fund's net assets as of 3-31-12.

†	At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $5,201,515,891.
Net unrealized appreciation aggregated $826,553, of which $1,589,323 related to appreciated investment securities and $762,770 related to depreciated investment securities.

5

John Hancock Collateral Investment Trust
As of 3-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended March 31, 2012, there were no transfers into or out of Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913 **Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	May 22, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	May 22, 2012